Property, plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	[1]	$ 437	$ 495
Property, plant and equipment at end of year		374	437	[1]	$ 495	[1]
Right-of-use assets, property assets		202	267
Right-of-use assets, non-property assets		14	4
Undiscounted value of lease payments not recognised in the lease liabilities		231	189
Sublease rental income		7	6
Capital expenditures, excluding right-of-use assets		44	34	[2]	36
Operating segments
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets		44	34
Operating segments | Hong Kong
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets		22	11
Operating segments | Indonesia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets			1
Operating segments | Malaysia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets		1	1
Operating segments | Singapore
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets		2	3
Operating segments | Growth markets and other
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets		15	16
Operating segments | Eastspring
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures, excluding right-of-use assets		4	2
Property, plant and equipment held at cost
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		410	469
Additions		101	83
Depreciation and impairment charge		(145)	(145)
Disposals, transfers and lease modifications		(19)	24
Effect of movements in exchange rates			(21)
Property, plant and equipment at end of year		347	410		469
Property, plant and equipment held at cost | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		1,183	1,189
Property, plant and equipment at end of year		1,202	1,183		1,189
Property, plant and equipment held at cost | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(773)	(720)
Property, plant and equipment at end of year		(855)	(773)		(720)
Property, plant and equipment held at cost | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		13	14
Disposals, transfers and lease modifications		3
Effect of movements in exchange rates			(1)
Property, plant and equipment at end of year		16	13		14
Property, plant and equipment held at cost | Group occupied property | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		21	22
Property, plant and equipment at end of year		24	21		22
Property, plant and equipment held at cost | Group occupied property | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(8)	(8)
Property, plant and equipment at end of year		(8)	(8)		(8)
Property, plant and equipment held at cost | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		126	140
Additions		44	34
Depreciation and impairment charge		(50)	(39)
Disposals, transfers and lease modifications		(4)	(2)
Effect of movements in exchange rates		(1)	(7)
Property, plant and equipment at end of year		115	126		140
Property, plant and equipment held at cost | Tangible assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		486	489
Property, plant and equipment at end of year		495	486		489
Property, plant and equipment held at cost | Tangible assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(360)	(349)
Property, plant and equipment at end of year		(380)	(360)		(349)
Property, plant and equipment held at cost | Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		271	315
Additions		57	49
Depreciation and impairment charge		(95)	(106)
Disposals, transfers and lease modifications		(18)	26
Effect of movements in exchange rates		1	(13)
Property, plant and equipment at end of year		216	271		315
Property, plant and equipment held at cost | Right-of-use assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		676	678
Property, plant and equipment at end of year		683	676		678
Property, plant and equipment held at cost | Right-of-use assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(405)	(363)
Property, plant and equipment at end of year		$ (467)	$ (405)		$ (363)

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.